Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of BMO Funds,
Inc.:

In planning and performing our audits of the financial statements of BMO Low Volatility Equity Fund, BMO Dividend
Income Fund, BMO Large-Cap Value Fund, BMO Large-Cap
Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap
Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap
Core Fund, BMO Small-Cap Growth Fund, BMO Global Low
Volatility Equity Fund, BMO Disciplined International Equity Fund, BMO Pyrford International Stock Fund, BMO LGM
Emerging Markets Equity Fund, BMO Alternative Strategies
Fund, BMO Global Long/Short Equity Fund, BMO Ultra Short
Tax-Free Fund, BMO Short Tax-Free Fund, BMO Short-Term
Income Fund, BMO Intermediate Tax-Free Fund, BMO
Strategic Income Fund, BMO TCH Corporate Income Fund,
BMO TCH Core Plus Bond Fund, BMO High Yield Bond Fund,
BMO Government Money Market Fund, BMO Tax-Free Money
Market Fund, BMO Prime Money Market Fund, BMO
Institutional Prime Money Market Fund, BMO Conservative Allocation Fund, BMO Moderate Allocation Fund, BMO
Balanced Allocation Fund, BMO Growth Allocation Fund, and
BMO Aggressive Allocation Fund (each a series of BMO
Funds, Inc., collectively referred to as the Funds) as of and for the year ended August 31, 2019, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form
N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A fund's internal control over financial reporting includes those policies and procedures that
(1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the fund's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds' annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be deficiencies or material weaknesses under standards established by the Public
Company Accounting Oversight Board (United States).
However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of August 31, 2019.
This report is intended solely for the information and use of management and the Board of Directors of the Funds and the Securities and Exchange Commission, and is not intended to be and should not be used by anyone other than these specified parties.

/s/KPMG LLP

Columbus, Ohio
October 28, 2019